Operating expenses, Compensation of Executives and Directors (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Compensation of Directors and Executives [Abstract]
Cash compensation		$ 2,648	$ 5,050	$ 3,897
Pension cost		165	219	206
Share compensation	[1]	3,316	3,508	4,364
Total remuneration		$ 6,129	$ 8,776	$ 8,466

[1]	Share compensation reflects the expense recognized.